INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Inventories
SCHEDULE OF INVENTORIES

As of December 31, 2025, and 2024 inventories consist of:

	As of December 31,
	2025	2024
Movie production	$467,230	$467,230
Food and beverage	90,846	-
Consumable	50,779	-
Merchandise	73,720	-
	$682,575	$467,230